Intangible Assets - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Amortization Expenses of Intangible Assets [Abstract]
2026 (remaining 9 months)	$ 5,918,000
2027	7,891,000	$ 7,857,357
2028	7,808,000	7,857,357
2029	7,691,000	7,774,024
2030	5,611,000	7,657,357
Thereafter	4,693,000	5,577,774
Future amortization expense	$ 39,612,000	$ 41,437,559